Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 680,896	$ 519,965
Accumulated amortization	441,599	414,277
Amortized cost	239,297	105,688
Acquired other intangible assets		385,074
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	314,511	244,352
Accumulated amortization	$ 206,567	191,866
Expected useful lives, years	11 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 177,878	114,696
Accumulated amortization	$ 93,519	89,982
Expected useful lives, years	12 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 188,507	160,917
Accumulated amortization	$ 141,513	$ 132,429
Expected useful lives, years	14 years